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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                      	Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Small Cap Value Fund
             Schedule of Investments  2/28/06 (unaudited)

  Shares                                                Value
             COMMON STOCK - 93.4 %
             Energy - 11.8 %
             Coal & Consumable Fuels - 1.0 %
    70,400   Alpha Natural Resources, Inc. *        $         1,504,448
   212,700   Massey Energy Co.                                7,912,440
                                                    $         9,416,888
             Integrated Oil & Gas - 0.5 %
   192,100   CNX Gas Corp. (144A) *                 $         4,137,834
    38,500   CNX Gas Corp. *                                     829,290
                                                    $         4,967,124
             Oil & Gas Drilling - 1.9 %
   162,500   Bronco Drilling Co., Inc. *            $         3,934,125
   208,700   Todco                                            6,995,624
   115,300   Unit Corp. *                                     6,130,501
                                                    $       17,060,250
             Oil & Gas Equipment & Services - 3.3 %
    48,800   Bristow Group, Inc. *                  $         1,457,168
   385,500   Gulfmark Offshore, Inc. *                      10,570,410
   753,500   Key Energy Services, Inc. *                    11,264,825
    81,400   Lone Star Technologies, Inc. *                   4,045,580
    73,225   Maverick Tube Corp. * (b)                        3,407,159
                                                    $       30,745,142
             Oil & Gas Exploration & Production - 4.9 %
    78,700   EXCO Resources, Inc. *                 $         1,007,360
   145,950   Forest Oil Corp. *                               7,246,418
   122,300   Penn Virginia Corp.                              7,564,255
   304,500   Riata Energy, Inc. (144A) *                      4,643,625
   325,300   Rosetta Resources, Inc. (144A) *                 5,855,400
   446,400   Southwestern Energy Co. *                      14,324,976
    34,900   Stone Energy Corp. *                             1,444,860
    74,400   Swift Energy Co. *                               2,883,744
                                                    $       44,970,638
             Oil & Gas Storage & Transporation - 0.2 %
    63,500   Arlington Tankers, Ltd.                $         1,450,975
             Total Energy                           $     108,611,017

             Materials - 2.9 %
             Construction Materials - 0.0 %
     1,444   Mega Bloks, Inc. (144A) *              $              33,289
             Gold - 1.4 %
   724,400   Cambior, Inc. * (b)                    $         2,136,980
   190,400   Glamis Gold, Ltd. * (b)                          5,180,784
   628,100   IAMGOLD Corp. * (b)                              5,577,528
                                                    $       12,895,292
             Paper Products - 0.3 %
   540,100   Domtar, Inc. (b)                       $         2,916,540
             Specialty Chemicals - 0.3 %
   204,689   Chemtura Corp.                         $         2,267,954
             Steel - 0.9 %
    73,600   Carpenter Technology                   $         6,152,224
   193,500   NN, Inc.                                         2,387,790
                                                    $         8,540,014
             Total Materials                        $       26,653,089

             Capital Goods - 8.3 %
             Construction & Engineering - 0.5 %
   177,400   Insituform Technologies, Inc. *        $         4,773,834
             Construction & Farm Machinery & Heavy Trucks - 4.1 %
   344,600   Commercial Vehicle Group, Inc. *       $         6,306,180
   345,300   Federal Signal Corp.                             6,184,323
   125,175   Joy Global, Inc.                                 6,454,023
    50,700   Nacco Industries, Inc.                           7,037,160
   367,100   Wabtec Corp.                                   12,125,313
                                                    $       38,106,999
             Electrical Component & Equipment - 1.9 %
   469,700   C&D Technologies, Inc.                 $         4,011,238
   977,600   Graftech International, Ltd. *                   4,985,760
 1,515,400   Power-One, Inc. *                                8,592,318
                                                    $       17,589,316
             Industrial Machinery - 1.3 %
   231,717   Flowserve Corp. *                      $       11,910,254
             Trading Companies & Distributors - 0.5 %
   100,400   Applied Industrial Technologies, Inc.  $         4,295,112
             Total Capital Goods                    $       76,675,515

             Commercial Services & Supplies - 4.5 %
             Diversified Commercial Services - 1.8 %
   533,800   Cornell Companies, Inc. *              $         7,211,638
    99,500   Corrections Corp. of America *                   4,279,495
   163,700   School Specialty, Inc. * (b)                     5,709,856
                                                    $       17,200,989
             Human Resource & Employment Services - 2.7 %
 1,064,900   On Assignment, Inc. *                  $       11,809,741
   270,800   Korn/Ferry International *                       5,700,340
   233,300   Watson Wyatt Worldwide, Inc. (b)                 7,129,648
                                                    $       24,639,729
             Total Commercial Services & Supplies   $       41,840,718

             Transportation - 4.6 %
             Air Freight & Couriers - 0.9 %
   107,817   Forward Air Corp.                      $         3,825,347
   147,000   Pacer International, Inc.                        4,681,950
                                                    $         8,507,297
             Marine - 1.2 %
   122,200   Dryships, Inc. (b)                     $         1,345,422
   135,700   Eagle Bulk Shipping, Inc. (b)                    1,762,743
   231,100   Excel Maritime Carriers, Ltd. *                  2,562,899
   114,200   Genco Shipping & Trading, Ltd. (b)               1,864,886
   401,100   Quintana Maritime, Ltd. (b)                      3,830,505
                                                    $       11,366,455
             Railroads - 1.4 %
   274,100   Genesee & Wyoming, Inc. *              $       12,501,701
             Trucking - 1.1 %
   101,900   Dollar Thrifty Automotive GP *         $         4,114,722
   224,800   Universal Truckload Services, Inc. *             5,548,064
                                                    $         9,662,786
             Total Transportation                   $       42,038,239

             Automobiles & Components - 0.7 %
             Tires & Rubber - 0.7 %
   409,100   Cooper Tire & Rubber * (b)             $         6,095,590
             Total Automobiles & Components         $         6,095,590

             Consumer Durables & Apparel - 0.9 %
             Housewares & Specialties - 0.9 %
   278,775   Jarden Corp. * (b)                     $         8,360,462
             Total Consumer Durables & Apparel      $         8,360,462

             Consumer Services - 1.1 %
             Casinos & Gaming - 0.4 %
   262,700   Alliance Gaming Corp. * (b)            $         3,887,960
             Restaurants - 0.7 %
    21,000   Morton's Restaraunt Group *            $            359,100
   326,200   O'Charley's, Inc. *                              5,793,312
                                                    $         6,152,412
             Total Consumer Services                $       10,040,372

             Retailing - 4.0 %
             Apparel Retail - 0.6 %
   183,900   Stage Stores, Inc.                     $         5,362,524
             Catalog Retail - 1.7 %
   722,200   Insight Enterprises, Inc. *            $       15,548,966
             Computer & Electronics Retail - 0.3 %
   351,100   Tweeter Home Entertainment Group, Inc. $         2,822,844
             General Merchandise Stores - 0.5 %
   310,700   Fred's, Inc. (b)                       $         4,340,479
             Specialty Stores - 0.9 %
   602,100   Hancock Fabrics, Inc. (b)              $         2,498,715
   891,400   Rent-Way, Inc. * (b)                             6,034,778
                                                    $         8,533,493
             Total Retailing                        $       36,608,306

             Food, Beverage & Tobacco - 1.1 %
             Agricultural Products - 0.5 %
   245,700   Fresh Del Monte Produce, Inc. (b)      $         4,948,398
             Packaged Foods & Meats - 0.6 %
   384,300   B & G Foods, Inc.                      $         5,760,657
             Total Food, Beverage & Tobacco         $       10,709,055

             Household & Personal Products - 2.0 %
             Personal Products - 2.0 %
   120,900   Herbalife, Ltd. *                      $         3,746,691
   124,600   NBTY, Inc. *                                     2,728,740
   676,275   Nu Skin Enterprises, Inc.                      12,227,052
                                                    $       18,702,483
             Total Household & Personal Products    $       18,702,483

             Health Care Equipment & Services - 7.0 %
             Health Care Equipment - 1.1 %
   191,900   Analogic Corp.                         $       10,353,005
             Health Care Facilities - 0.6 %
    87,275   Lifepoint Hospitals, Inc. *            $         2,710,762
    68,200   Triad Hospitals, Inc. *                          2,936,692
                                                    $         5,647,454
             Health Care Services - 3.7 %
   143,800   Chemed Corp.                           $         7,972,272
   606,400   Cross Country Healthcares, Inc. *              11,103,184
    11,800   Nighthawk Radiology Holdings, Inc. *                279,306
    78,675   Pediatrix Medical Group, Inc. *                  7,425,347
   239,500   Providence Service Corp. *                       7,383,785
                                                    $       34,163,894
             Health Care Supplies - 0.7 %
   454,900   Merit Medical Systems, Inc. *          $         6,482,325
             Managed Health Care - 0.9 %
   351,100   Amerigroup Corp. *                     $         7,510,029
    14,300   Healthspring, Inc. *                                337,480
                                                    $         7,847,509
             Total Health Care Equipment & Services $       64,494,187

             Pharmaceuticals & Biotechnology - 0.4 %
             Biotechnology - 0.3 %
   101,450   Cubist Pharmaceuticals, Inc. *         $         2,243,060
             Pharmaceuticals - 0.1 %
    79,500   Connetics Corp. *                      $         1,262,460
             Total Pharmaceuticals & Biotechnology  $         3,505,520

             Banks - 7.2 %
             Regional Banks - 5.2 %
   147,100   Alliance Bankshares Corp. *            $         2,734,589
   595,900   Cardinal Financial Corp.                         7,329,570
    99,900   City National Corp.                              7,588,404
   118,800   Signature Bank *                                 3,849,120
   317,000   Southwest Bancorp, Inc. *                        6,939,130
   709,900   Sterling Bancshares, Inc.                      12,650,418
   298,200   Texas Capital Bancshares, Inc. *                 6,435,156
                                                    $       47,526,387
             Thrifts & Mortgage Finance - 2.0 %
   401,400   BankAtlantic Bancorp, Inc.             $         5,479,110
   159,700   BankUnited Financial Corp. (b)                   4,462,018
   203,200   First Niagara Financial Group, Inc.              2,863,088
   362,050   Provident Financial Services, Inc.               6,734,130
                                                    $       19,538,346
             Total Banks                            $       67,064,733

             Diversified Financials - 6.0 %
             Asset Management & Custody Banks - 1.4 %
   682,093   Apollo Investment Corp.                $       12,816,527
             Consumer Finance - 2.8 %
   159,800   Advanta Corp.                          $         5,204,686
   281,725   Advanta Corp. (Class B)                          9,880,096
   199,700   Cash America International, Inc.                 5,351,960
   160,000   The First Marblehead Corp. (b)                   5,788,800
                                                    $       26,225,542
             Investment Banking & Brokerage - 1.4 %
   165,200   A.G. Edwards, Inc.                     $         7,384,440
   105,500   Piper Jaffray Co. *                              5,241,240
                                                    $       12,625,680
             Specialized Finance - 0.4 %
    88,500   Nasdaq Stock Market, Inc. *            $         3,585,135
             Total Diversified Financials           $       55,252,884

             Insurance - 6.4 %
             Life & Health Insurance - 0.3 %
   178,500   American Equity Investment Life Holding$         2,390,115
             Multi-Line Insurance - 1.2 %
 1,378,100   Quanta Capital Holdings *              $         6,408,165
   174,300   Quanta Capital Holdings *                        4,533,543
                                                    $       10,941,708
             Property & Casualty Insurance - 2.1 %
   533,900   Assured Guaranty, Ltd.                 $       14,094,960
    96,600   National Interstate Corp.                        2,058,546
    64,700   Selective Insurance Group, Inc.                  3,508,034
                                                    $       19,661,540
             Reinsurance - 2.8 %
   379,000   IPC Holdings, Ltd.                     $         9,956,330
   301,800   Max Re Capital, Ltd.                             7,366,938
   179,300   Odyssey Re Holdings Corp. (b)                    4,209,964
   130,500   Platinum Underwriter Holdings, Ltd.              3,995,910
                                                    $       25,529,142
             Total Insurance                        $       58,522,505

             Real Estate - 4.2 %
             Real Estate Management & Development - 1.2 %
   876,400   Deerfield Triarc Capital Corp.         $       11,445,784
             Real Estate Investment Trusts - 3.0 %
   401,661   BioMed Property Trust, Inc.            $       11,117,976
   310,200   Capital Trust, Inc.                            10,484,760
   519,800   Feldman Mall Properties, Inc.                    5,858,146
                                                    $       27,460,882
             Total Real Estate                      $       38,906,666

             Software & Services - 8.1 %
             Application Software - 4.7 %
 1,103,000   Aspen Technology, Inc. *               $       13,213,940
   527,100   Bottomline Technologies, Inc. *                  6,467,517
   367,100   Sonic Solutions * (b)                            6,662,865
   263,150   SPSS, Inc. *                                     8,589,216
   892,200   TIBCO Software, Inc. *                           7,735,374
                                                    $       42,668,912
             Data Processing & Outsourced Services - 0.7 %
   380,900   Pegusus Systems, Inc. *                $         3,519,516
   124,600   Intrado, Inc. *                                  3,197,236
                                                    $         6,716,752
             It Consulting & Other Services - 0.8 %
   397,300   Gartner Group, Inc. *                  $         5,593,984
   138,884   NCI, Inc. *                                      1,938,821
                                                    $         7,532,805
             Systems Software - 1.9 %
 1,183,400   Borland Software Corp. *               $         6,283,854
   323,700   Internet Security Systems, Inc. *                7,545,447
   181,000   Sybase, Inc. *                                   3,860,730
                                                    $       17,690,031
             Total Software & Services              $       74,608,500

             Technology Hardware & Equipment - 8.1 %
             Communications Equipment - 3.0 %
   214,100   Black Box Corp.                        $       10,229,698
   311,000   Dycom Industries, Inc. *                         6,639,850
 1,181,500   Symmetricom, Inc. * (b)                        10,598,055
                                                    $       27,467,603
             Computer Hardware - 1.7 %
   255,600   Avid Technology, Inc. *                $       11,972,304
 1,235,700   Concurrent Computer Corp. * (b)                  3,237,534
                                                    $       15,209,838
             Computer Storage & Peripherals - 0.4 %
   124,100   Electronics For Imaging, Inc. *        $         3,328,362
             Electronic Equipment & Instruments - 2.1 %
   159,000   Electro Scientific Industries, Inc. *  $         3,968,640
   339,100   Planar Systems, Inc. * (b)                       5,269,614
   466,200   Technitrol, Inc.                               10,200,456
                                                    $       19,438,710
             Electronic Manufacturing Services - 0.9 %
   260,800   Mercury Computer Systems, Inc. *       $         4,496,192
   473,800   Smart Modular Technologies (WWH), Inc. *         4,145,750
                                                    $         8,641,942
             Total Technology Hardware & Equipment  $       74,086,455

             Semiconductors - 1.0 %
             Semiconductor Equipment - 0.4 %
   231,000   Brooks Automation, Inc. *              $         3,624,390
             Semiconductors - 0.6 %
 1,202,800   Lattice Semiconductor Corp. *          $         5,472,740
             Total Semiconductors                   $         9,097,130

             Telecommunication Services - 1.2 %
             Integrated Telecommunication Services - 1.2 %
   970,100   Alaska Communications Systems Group, In$       10,758,409
             Total Telecommunication Services       $       10,758,409

             Utilities - 1.9 %
             Gas Utilities - 1.9 %
   168,300   AGL Resources, Inc.                    $         6,041,970
   122,000   Energen Corp.                                    4,359,060
   190,800   People's Energy Corp.                            7,004,268
                                                    $       17,405,298
             Total Utilities                        $       17,405,298
             TOTAL COMMON STOCK                     $     860,037,133
             (Cost   $671,301,938)

             EXCHANGE TRADED FUNDS - 1.9 %
    80,500   Russell 2000 Exchange Traded Fund (b)  $         5,842,690
    74,700   Russell 2000 Value Exchange Traded Fund          5,329,098
    80,600   Russell 2000 Growth Exchange Traded Fund         6,128,824
             TOTAL EXCHANGE TRADED FUNDS            $       17,300,612
             (Cost   $13,743,366)
Principal
Amount
             TEMPORARY CASH INVESTMENTS - 15.2 %
             Repurchase Agreement - 4.4 %
 $ 40,500,000UBS Warburg, Inc., 4.45%, dated 2/28/06, repurchase price of
             $40,500,000 plus accrued interest on 3/1/06 collateralized by
             $41,770,000 U.S. Treasury Bill, 0%, 5/2$       40,500,000
Shares
             Security Lending Collateral - 10.8 %
99,452,282   Securities Lending Investment Fund, 4.4$       99,452,282

             TOTAL TEMPORARY CASH INVESTMENTS       $     139,952,282
             (Cost   $139,952,282)
             TOTAL INVESTMENT IN SECURITIES - 110.5 $  1,017,290,027
             (Cost   $824,997,586) (a)
             OTHER ASSETS AND LIABILITIES - (10.5) %$     (97,206,797)

             TOTAL NET ASSETS - 100.0 %             $     920,083,230

       *     Non-income producing security

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2006, the value of these securities amounted to $14,670,148 or 1.6% of total net assets.

      (a)    At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of  $825,367,902 was as follows:

             Aggregate gross unrealized gain for all investments in which there
             is an excess of value over tax cost    $     218,277,453

             Aggregate gross unrealized loss for all investments in which there
             is an excess of tax cost over value          (26,355,328)

             Net unrealized gain                    $     191,922,125


      (b)    At February 28, 2006, the following securities were out on loan:

  Shares                    Security                    Value
         144,Alaska Communications Systems Group, In$         1,601,396
         215,Alliance Gaming Corp. *                          3,191,842
           87BankUnited Financial Corp.                       2,436,228
         350,Cambior, Inc. *                                  1,032,500
         216,Concurrent Computer Corp. *                         567,754
           75Cooper Tire & Rubber *                           1,117,500
         437,Domtar, Inc.                                     2,363,040
         116,Dryships, Inc.                                   1,278,151
         135,Eagle Bulk Shipping, Inc.                        1,760,989
         247,Fred's, Inc.                                     3,459,880
           27Fresh Del Monte Produce, Inc.                       561,906
         108,Genco Shipping & Trading, Ltd.                   1,771,642
           50Glamis Gold, Ltd. *                              1,360,500
         508,Hancock Fabrics, Inc.                            2,108,906
           70IAMGOLD Corp. *                                     622,488
         243,Jarden Corp. *                                   7,315,641
           69Maverick Tube Corp. *                            3,236,813
         170,Odyssey Re Holdings Corp.                        3,997,799
         290,Pegasus Solutions, Inc. +                        2,684,636
         224,Planar Systems, Inc. *                           3,492,926
         297,Quintana Maritime, Ltd.                          2,840,170
         521,Rent-Way, Inc. *                                 3,528,524
           76Russell 2000 Exchange Traded Fund                5,550,556
           76Russell 2000 Growth Exchange Traded Fund         5,822,383
           70Russell 2000 Value Exchange Traded Fund          5,060,788
           71School Specialty, Inc. *                         2,483,456
         348,Sonic Solutions *                                6,326,183
         100,Symmetricom, Inc. *                                 897,000
         150,The First Marblehead Corp.                       5,447,442
         293,Tweeter Home Entertainment Group, Inc. *         2,355,720
         186,Watson Wyatt Worldwide, Inc.                     5,690,272
             Total                                  $       91,965,029

        +    Indicates pending sale at February 28, 2006.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.